Common and Preferred Share Capital - Schedule of Common Shares Issued (Parenthetical) (Detail) - shares	Oct. 28, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Discount to average market price on dividends reinvested in additional common shares	2.00%
Restricted common shares		60,764	190,285	0
The private bank [member]
Disclosure of classes of share capital [line items]
Number of shares issued			2,010,890